ACCOUNTING PRINCIPLES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Schedule of remaining amortisation periods for intangible assets
The remaining amortization periods for intangible assets at December 31, 2023 are:

Amortization period
Category	Description	Total	Remaining
RUCONEST® for HAE (EU)	RUCONEST® for HAE (EU) development costs	10 years	Fully amortized
RUCONEST® license	RUCONEST® license for HAE (US)	20 years	13 years
RUCONEST® license	RUCONEST® license for HAE (EU)	12 years	8 years
JOENJA® license	JOENJA® license for APDS	14 years	13 years
Software	Software development costs	3 to 5 years	2 to 5 years

Schedule of deprecation period for property, plant and equipment
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Operational facilities	10-20 years
Leasehold improvements	5-15 years
Machinery and equipment	5-10 years
Other property, plant & equipment	5-10 years

Amounts in $ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at January 1, 2022	31	2,361	3,671	4,268	2,268	623	13,222
Investments	—	54	15	797	504	6	1,376
Internal transfer - cost	—	—	42	380	170	(592)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Other - cost	—	—	—	—	—	—	—
Other - accumulated depreciation	—	—	—	—	—	—	—
Divestments	(29)	(214)	(107)	(6,422)	(27)	—	(6,799)
Impairment	—	(72)	(55)	(377)	(13)	—	(517)
Depreciation charges	—	(403)	(294)	(1,116)	(822)	—	(2,635)
Depreciation of disinvestment	—	214	107	6,097	27	—	6,445
Currency translation - cost	(2)	(309)	(319)	(940)	(101)	(31)	(1,702)
Currency translation - accumulated depreciation	—	162	114	676	50	—	1,002
Movement 2022	(31)	(568)	(497)	(905)	(212)	(617)	(2,830)
At cost	—	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	—	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at December 31, 2022	—	1,793	3,174	3,363	2,056	6	10,392
Investments	—	32	60	682	488	175	1,437
Internal transfer - cost	—	—	—	—	6	(6)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Other - cost	—	74	60	432	—	—	566
Other - accumulated depreciation	—	(59)	(59)	(434)	—	—	(552)
Divestments	—	—	(14)	(11)	(120)	—	(145)
Impairment	—	—	—	—	—	—	—
Depreciation charges	—	(365)	(258)	(860)	(919)	—	(2,402)
Depreciation of disinvestment	—	—	8	6	120	—	134
Currency translation - cost	—	148	158	279	66	4	655
Currency translation - accumulated depreciation	—	(98)	(70)	(183)	(45)	—	(396)
Movement 2023	—	(268)	(115)	(89)	(404)	173	(703)
At cost	—	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	—	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at December 31, 2023	—	1,525	3,059	3,274	1,652	179	9,689